Consolidated Statements Of Stockholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total Endo Pharmaceuticals Holdings Inc. Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Total
BALANCE at Dec. 31, 2007	$ 1,341	$ 704,305	$ 583,619	$ 3,025		$ 1,292,290		$ 1,292,290
BALANCE, shares at Dec. 31, 2007	134,144,993
Estimated tax sharing distributions due to Endo Pharma LLC		14				14		14
Compensation related to stock-based awards		16,934				16,934		16,934
Compensation related to stock-based awards, shares
Forfeiture of restricted stock awards
Forfeiture of restricted stock awards, shares	(1,131)
Exercise of options	2	2,233				2,235		2,235
Exercise of options, shares	150,191
Tax benefits of stock awards		(92)				(92)		(92)
Common stock issued		185				185		185
Common stock issued, shares	7,951
Issuance of Convertible Senior Subordinated Notes due 2015, net of tax of $56,417		85,782				85,782		85,782
Sale of common stock warrants		50,371				50,371		50,371
Purchase of common stock call options		(107,607)				(107,607)		(107,607)
Purchase of common stock call options, shares
Tax benefit of call options		41,160				41,160		41,160
Treasury stock acquired					(424,816)	(424,816)		(424,816)
Treasury stock acquired, shares					(17,716,303)
Comprehensive income:
Unrealized gain (loss) on securities, net of tax				(31,098)		(31,098)		(31,098)
Reclassification due to other-than-temporary impairment				26,417		26,417		26,417
Net income			255,336			255,336		255,336
Total comprehensive income						250,655		250,655
BALANCE at Dec. 31, 2008	1,343	793,285	838,955	(1,656)	(424,816)	1,207,111		1,207,111
BALANCE, shares at Dec. 31, 2008	134,302,004				(17,716,303)
Compensation related to stock-based awards		19,593				19,593		19,593
Compensation related to stock-based awards, shares
Forfeiture of restricted stock awards
Forfeiture of restricted stock awards, shares	(1,131)
Exercise of options	6	8,031				8,037		8,037
Exercise of options, shares	554,827
Tax benefits of stock awards		(3,693)				(3,693)		(3,693)
Common stock issued	1	251				252		252
Common stock issued, shares	130,912
Treasury stock acquired
Treasury stock acquired, shares
Comprehensive income:
Unrealized gain (loss) on securities, net of tax				(225)		(225)		(225)
Net income			266,336			266,336		266,336
Total comprehensive income						266,111		266,111
BALANCE at Dec. 31, 2009	1,350	817,467	1,105,291	(1,881)	(424,816)	1,497,411		1,497,411
BALANCE, shares at Dec. 31, 2009	134,986,612				(17,716,303)
Compensation related to stock-based awards		22,909				22,909		22,909
Compensation related to stock-based awards, shares
Exercise of options	9	20,874				20,883		20,883
Exercise of options, shares	965,013
Tax benefits of stock awards		(805)				(805)		(805)
Common stock issued	4	437				441		441
Common stock issued, shares	358,292
Treasury stock acquired					(58,974)	(58,974)		(58,974)
Treasury stock acquired, shares					(2,535,719)
Noncontrolling interests acquired in business combinations							63,227	63,227
Distributions to noncontrolling interests							(28,870)	(28,870)
Buy-out of noncontrolling interests							(633)	(633)
Comprehensive income:
Unrealized gain (loss) on securities, net of tax				720		720		720
Net income			259,006			259,006	28,014	287,020
Total comprehensive income						259,726	28,014	287,740
BALANCE at Dec. 31, 2010	1,363	860,882	1,364,297	(1,161)	(483,790)	1,741,591	61,738	1,803,329
BALANCE, shares at Dec. 31, 2010	136,309,917				(20,252,022)
Exercise of options								20,464
Exercise of options, shares								890,371
Treasury stock acquired, shares								900,000
Buy-out of noncontrolling interests							(524)	(524)
Comprehensive income:
Unrealized gain (loss) on securities, net of tax								(1,382)
Net income							25,477	135,847
Total comprehensive income								135,465
BALANCE at Jun. 30, 2011							$ 60,878	$ 1,933,034